Other non-current assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets and other non-current financial assets [Abstract]
Non-current prepaid advertising expenses	$ 184	$ 213
Guarantee deposits	1,294	1,165
Prepaid bonuses	325	283
Advances to acquire property, plant and equipment	976	457
Shared based payment	360	303
Indemnifiable contingencies from business combinations	1,555	1,554
Recoverable tax	486	378
Other	50	49
Other non-current non-financial assets	$ 5,230	$ 4,402